Cameco Corporation (Details)	12 Months Ended
Dec. 31, 2023 Item
Disclosure Of Joint Ventures [Line Items]
Number of operating mines	2
Joint Venture Inkai LLP [Member]
Disclosure Of Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	40.00%
Westinghouse Electric Company [Member]
Disclosure Of Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	49.00%